INCOME TAXES - Narrative (Q3) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Apr. 03, 2020 USD ($) Installment
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, percent	25.90%	25.80%	33.40%	18.30%	19.40%	27.90%	58.50%
Effective income tax rate reconciliation, tax settlement, amount	$ 149				$ (149)
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance			$ 51
Effective income tax rate reconciliation, repatriation of foreign earnings, amount			46			$ 102
Accrued income taxes, current					$ 318	$ 325
Increase (decrease) in unrecognized tax benefits	(37)
Deferred tax assets, unrealized currency losses	27		27
United Technologies Corp
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Tax cuts and jobs act, transition tax for accumulated foreign earnings, liability, noncurrent								$ 701
Unrecognized tax benefits, number of annual installments | Installment								6
Accrued Liabilities | United Technologies Corp
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Tax cuts and jobs act, transition tax for accumulated foreign earnings, liability, current								$ 68
Accrued income taxes, current								6
Other Noncurrent Liabilities | United Technologies Corp
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Accrued income taxes, noncurrent								$ 453
Maximum
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Decrease in unrecognized tax benefits is reasonably possible	$ 15		$ 15